Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	30 June 2024	31 December 2023
	£m	£m
Structured Notes Programmes	362	369
Structured deposits	518	426
Zero Amortising Guaranteed Notes	93	104
	973	899